Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2016	$ 762
2017	753
2018	737
2019	740
2020	745
2021-2025	3,578
Pension benefits nonqualified [Member]
Future Benefit Payments:
2016	61
2017	60
2018	56
2019	53
2020	52
2021-2025	224
Other benefits [Member]
Future Benefit Payments:
2016	86
2017	87
2018	87
2019	87
2020	87
2021-2025	410
Subsidy Receipts:
2016	11
2017	12
2018	12
2019	12
2020	12
2021-2025	$ 61